Capital Structure		9 Months Ended	12 Months Ended
	Apr. 01, 2020	Sep. 30, 2020	Dec. 31, 2019
Capital Structure	3. Stockholders’ Equity The Company is authorized to issue 151 shares of common stock at $0.001 par value per share none of which are issued and outstanding as of inception on April 1, 2020.

(6) CAPITAL STRUCTURE

Common Stock

Common stock reserved for future issuance, on an as if converted basis, as of December 31, 2019 and September 30, 2020, consists of the following:

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Convertible preferred stock issued and outstanding	10,313,808	—
Stock options issued and outstanding	1,183,745	4,751,589
Stock options authorized for future issuance	566,900	2,941,162
Warrants issued and outstanding	61,292	—
Warrants authorized for future issuance	30,646	—

Total	12,156,391	7,692,751

Convertible Preferred Stock

On July 21, 2020, the Company completed its initial public offering and issued 9,775,000 shares of common stock for net proceeds of approximately $169.5 million, after deducting underwriting discounts and commissions of $13.0 million and offering-related expenses of $3.2 million. Upon the closing of the initial public offering, all shares of convertible preferred stock outstanding and accrued cumulative dividends were automatically converted into 23,934,533 shares of common stock.

As of December 31, 2019, the Company’s convertible preferred stock consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2019
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred stock	9,421,633	9,297,081	$60,933	$73,571
Series B convertible preferred stock	2,145,370	1,016,727	9,430	10,014

Total	11,567,003	10,313,808	$70,363	$83,585

(1)	Net proceeds are gross proceeds from the offerings net of issuance costs

Preferred Stock Warrant Liability

On July 21, 2020, the warrants to purchase 61,292 Series B convertible preferred stock issued to SVB and WestRiver with an exercise price of $9.4972 per share were automatically converted to warrants to purchase 61,292 shares of common stock at an exercise price of $9.4972 per share. The Company revalued the Series B convertible preferred stock warrants as of the completion of the initial public offering and reclassified the outstanding preferred stock warrant liability balance to additional paid-in capital with no further re-measurement required as the common stock warrants are considered permanent equity.

On August 17, 2020, SVB and WestRiver delivered the Notice of Exercise to net exercise 61,292 warrants at an exercise price of $9.4972 per share. Accordingly, the Company issued 48,932 shares of the Company’s common stock.

Dividends

Cumulative dividends of 6.0% per annum of the original issue price for each preferred stock series are payable when and as declared by the Company’s Board of Directors, or Board of Directors, upon the occurrence of a liquidation event or upon a contingent mandatory conversion of the preferred stock in connection with a qualified initial public offering as described below. The Series A original issue price is $6.58, and the Series B and Series C original issue price is $9.4972. The original issue price is subject to adjustment in the event of any share dividend, share split, combination, consolidation or other recapitalization. The dividends shall accrue from day to day from the issue date of such preferred stock whether or not declared and shall be cumulative. In addition, the preferred stockholders participate on an as-converted basis in any dividends payable to ordinary shareholders. As of July 20, 2020, there were approximately $18.0 million of accrued cumulative dividends on the Series A, Series B and Series C convertible preferred stock, which became payable upon the consummation of the Company’s initial public offering and automatically converted into 2,564,759 shares of the Company’s common stock.

Predecessor Company
Capital Structure
(5)	CAPITAL STRUCTURE

Ordinary Shares

In 2015, in conjunction with the founding of the Company, 2,127,460 ordinary shares were issued to the founders, or Founder Stock, at a price of $0.033 per share. These shares are subject to repurchase at the option of the Company at a price that is the lower of (i) the original issuance price or (ii) the fair market value as of the date of repurchase, in the event that the founders’ employment is terminated either voluntarily or involuntarily. Such repurchase rights generally lapse over a period of four years from the date the Founder Stock was issued. As of December 31, 2018, and December 31, 2019, there were 113,864 and no founder shares subject to repurchase, respectively. See Note 6 for Founder Stock activity for the years ended December 31, 2018 and December 31, 2019.

Ordinary shares reserved for future issuance, on an as if converted basis, as of December 31, 2018 and December 31, 2019, consists of the following:

	DECEMBER 31,
	2018	2019
Convertible preferred shares, issued and outstanding	9,297,081	10,313,808
Share options, issued and outstanding	864,819	1,183,745
Share options, authorized for future issuance	73,015	566,900
Warrants, issued and outstanding	—	61,292
Warrants, authorized for future issuance	—	30,646

Total	10,234,915	12,156,391

Convertible Preferred Shares

As of December 31, 2018 and December 31, 2019, the Company’s convertible preferred shares consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2018
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred shares	9,421,633	9,297,081	$60,933	$69,863

Total	9,421,633	9,297,081	$60,933	$69,863

	DECEMBER 31, 2019
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred shares	9,421,633	9,297,081	$60,933	$73,571
Series B convertible preferred shares	2,145,370	1,016,727	9,430	10,014

Total	11,567,003	10,313,808	$70,363	$83,585

(1)	Net proceeds are gross proceeds from the offerings net of issuance costs.

In May 2015, the Company entered into a Series A Preferred Share Purchase Agreement, or Series A Agreement, with certain existing investors, employees, and new investors, or collectively, the Series A Investors. Under the terms of the Series A Agreement, the Company authorized the sale and issuance of up to 5,470,625 of the Company’s Series A convertible preferred shares. The purchase and sale of the Series A convertible preferred shares could be sold in one or more closings in accordance with the Series A Agreement. In March 2017, the Company entered into a convertible promissory note purchase agreement, or the Note Purchase Agreement, with certain existing investors, employees and new investors, or collectively, the Promissory Note Investors. Under the terms of the Note Purchase Agreement, the Company issued promissory notes in the aggregate principal amount of $25.0 million that are convertible into Series A convertible preferred shares to the Promissory Note Investors.

In 2015 and 2016, the Company issued a total of 5,470,612 Series A convertible preferred shares to investors at $6.58 per share for cash proceeds of $34.8 million. In September 2017, the Company issued a total of 3,826,469 Series A convertible preferred shares for cash proceeds of $1.2 million pursuant to the conversion of outstanding convertible promissory notes. The gross proceeds of $37.2 million were reduced by total issuance costs incurred of $0.2 million.

In May 2019, the Company entered into a Series B Preferred Share Purchase Agreement or the Series B Agreement, with certain existing investors, employees and new investors, or collectively, the Series B Investors. Under the terms of the Series B Agreement, the Company authorized the sale and issuance of up to 2,145,370 of the Company’s Series B convertible preferred shares at a purchase price of $9.4972 per share. The purchase and sale of the Series B convertible preferred shares could be sold in one or more closings in accordance with the Series B Agreement. As of December 31, 2019, a total of 1,016,727 shares had been purchased with gross proceeds of $9.6 million. The gross proceeds of $9.6 million were reduced by total issuance costs incurred of $0.2 million.

The rights, preferences and privileges of the Series A and Series B convertible preferred shares, or Preferred Shares, as of December 31, 2019 are as follows:

Dividend Provisions – Cumulative dividends of 6.0% per annum of the original issue price for each Preferred Shares series are payable when and as declared by the Company’s Board of Directors, or Board of Directors, upon the occurrence of a liquidation event or upon a contingent mandatory conversion of the Preferred Shares in connection with a qualified initial public offering as described below. The Series A original issue price is $6.58, and the Series B original issue price is $9.4972. The original issue price is subject to adjustment in the event of any share dividend, share split, combination, consolidation or other recapitalization. The dividends shall accrue from day to day from the issue date of such Preferred Shares whether or not declared and shall be cumulative. In addition, the Preferred Shares participate on an as-converted basis in any dividends payable to ordinary shareholders. Cumulative dividends for the years ended December 31, 2018 and December 31, 2019 was $8.7 million and $12.7 million, respectively. No dividends have been declared or paid since the issuance of convertible preferred shares through December 31, 2019.

Liquidation – In the event of liquidation, dissolution or winding up of the Company, merger or a reduction of capital through the sale or lease of all or substantial part of the business of the Company, before any distribution or payment shall be made to the holders of ordinary shares, the holders of Preferred Shares shall be entitled to be paid an amount in cash equal to the original issue price (subject to adjustment in the event of any share dividend, share split, combination, or other recapitalization) plus all dividends accumulated and unpaid thereon. First, the holders of the Preferred Shares are paid in full the amounts specified in the immediately preceding sentence on a pro-rata basis; then, after holders of the Preferred Shares are satisfied, any remaining amounts shall be distributed on a pro-rata basis to the holders of the Preferred Shares (calculated on an as converted basis) and the ordinary shares.

Voting Rights – On any matter presented to the shareholders of the Company, each holder of outstanding Preferred Shares shall be entitledto cast the number of votes equal to the number of whole ordinary shares into which the Preferred Shares held by such holder are convertible. The holders of Preferred Shares shall vote together with the holders of ordinary shares as a single class. Additionally, as long as at least 1,367,656 Preferred Shares are outstanding (subject to adjustment in the event of any recapitalizations), the Company must receive approval of holders of at least two-third of the voting rights then held in aggregate by the holders of the Preferred Shares in issue on an as-converted basis in order to effect certain corporate actions. Two investors have contractual rights to elect three out of five board members.

Optional Conversion at Holders’ Option – Each share of Preferred Shares shall be convertible, at the option of the holder, at any time and from time to time, into such number of fully paid and non-assessable ordinary shares as is determined by dividing the original issue price by the Applicable Conversion Price. The Applicable Conversion Price for each series of Preferred Shares is currently equal to the original issue price for such series. Upon conversion, the holders shall also receive only declared but as yet unpaid dividends. Note only holders of Preferred Shares receive declared and unpaid dividends; preferred shareholders who chose to convert prior to the declaration of such dividends are not entitled to receive accumulated dividends.

Contingent Mandatory Conversion – Upon the closing of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, or pursuant to a corresponding securities issuance application process in any non-U.S. jurisdiction, covering the offer and sale of the Company’s ordinary shares in which (i) the per share price is not less than $15.19540 (as adjusted for any share dividends, combinations, splits, recapitalizations and the like with respect to such shares after the filing date hereof) and (ii) the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $50.0 million then all outstanding Preferred Shares shall automatically be converted into a number of ordinary shares, at a conversion rate determined by dividing the applicable original price of such Preferred Shares by the applicable conversion price of such Preferred Shares. Upon conversion, the holders shall also receive any cumulative and unpaid dividends, whether or not declared as conversion ordinary shares at the same conversion rate for the applicable Preferred Shares.

Down-Round Antidilution Protection – In the event the Company issues its ordinary shares without consideration or for consideration pershare that is less than the conversion price in effect for each series of the Preferred Shares, then the conversion price for that series shall be reduced in order to increase the number of ordinary shares into which such series of Preferred Shares is convertible to.